Prepayments and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments and Other Current Assets, Net [Abstract]
Schedule of Prepayments and Other Current Assets, Net

Prepayments and other current assets, net consisted of the following:

	As of December 31,
	2025	2024
Advance to suppliers	$551,450	$869,049
Advance payment of income tax	61,576	329,629
Staff advances	176	640
Others	4,500	14,500
Less: allowance for expected credit losses	—	—
	$617,702	$1,213,818